Merger Agreement and Loan and Security Agreement - Additional Information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Merger Agreement and Loan And Security Agreement [Line Items]
Amounts loaned under note receivable	$ 7,500
Merger Agreement | Loan Agreement | Inmagene
Merger Agreement and Loan And Security Agreement [Line Items]
Amounts loaned under note receivable	$ 7,500
Interest rate	6.00%
Long-term note receivables	$ 7,500
Merger Agreement | Loan Agreement | Incremental Disbursements | Inmagene
Merger Agreement and Loan And Security Agreement [Line Items]
Additional term loans in increments	7,500
Maximum | Merger Agreement | Loan Agreement | Inmagene
Merger Agreement and Loan And Security Agreement [Line Items]
Loan amount	$ 22,500